Report Of The Directors Financial Review Risk Report - Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector (Details) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	924,854	1,045,814
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	104,882	83,136
Financial assets at amortised cost, category
Disclosure of credit risk exposure [line items]
Financial assets	$ 168,747	$ 97,302
ECL coverage	0.50%	0.50%
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,693,327	$ 2,676,167
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (12,513)	$ (12,068)
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,476,528	$ 2,494,993
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,384)	$ (1,648)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	2.00%	2.10%
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 194,619	$ 160,756
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3,901)	$ (3,380)
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	32.60%	34.70%
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 22,005	$ 20,101
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7,183)	$ (6,970)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	25.70%	22.10%
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 175	$ 317
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (45)	$ (70)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	1.20%	1.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 936,307	$ 1,057,231
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (11,453)	$ (11,417)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 777,543	$ 918,936
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,095)	$ (1,367)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	2.50%	2.60%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 139,130	$ 119,224
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (3,491)	$ (3,119)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	35.00%	36.50%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 19,505	$ 18,797
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6,829)	$ (6,867)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	29.50%	23.40%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 129	$ 274
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (38)	$ (64)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.70%	0.60%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 415,012	$ 478,337
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2,872)	$ (3,103)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 362,781	$ 456,956
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (562)	$ (658)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	3.10%	7.40%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 48,891	$ 16,439
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,505)	$ (1,219)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	24.10%	24.80%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,340	$ 4,942
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (805)	$ (1,226)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	1.80%	1.60%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 454,356	$ 513,539
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (8,324)	$ (8,204)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 353,010	$ 400,894
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (490)	$ (665)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	2.20%	1.90%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 85,521	$ 98,911
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1,909)	$ (1,874)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	37.50%	41.60%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 15,696	$ 13,460
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5,887)	$ (5,601)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	29.50%	23.40%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 129	$ 274
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – corporate and commercial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (38)	$ (64)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%	0.20%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 66,939	$ 65,355
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (257)	$ (110)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 61,752	$ 61,086
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (43)	$ (44)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.60%	0.70%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,718	$ 3,874
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (77)	$ (26)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	29.20%	10.10%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 469	$ 395
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (137)	$ (40)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | – non-bank financial institutions | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 104,951	$ 83,153
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (69)	$ (17)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 103,042	$ 81,636
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (18)	$ (14)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.60%	0.20%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,827	$ 1,517
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (29)	$ (3)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	26.80%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 82	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (22)	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Other
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.00%
Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,014,498	$ 880,351
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (553)	$ (193)
Financial assets at amortised cost, category | Other | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Other | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 996,489	$ 875,016
Financial assets at amortised cost, category | Other | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (124)	$ (91)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	1.10%	1.10%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 17,166	$ 4,988
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (188)	$ (54)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	29.40%	13.80%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 797	$ 304
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (234)	$ (42)
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	15.20%	14.00%
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 46	$ 43
Financial assets at amortised cost, category | Other | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (7)	$ (6)
Financial assets at amortised cost, category | Loans and other credit-related commitments
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 618,788	$ 627,637
Financial assets at amortised cost, category | Loans and other credit-related commitments | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (386)	$ (379)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 583,383	$ 594,473
Financial assets at amortised cost, category | Loans and other credit-related commitments | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (141)	$ (165)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.50%	0.50%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 34,033	$ 32,389
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (180)	$ (174)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	4.70%	5.20%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,372	$ 775
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (65)	$ (40)
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 244,006	$ 239,685
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (27)	$ (39)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 239,521	$ 237,770
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (26)	$ (37)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,686	$ 1,747
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (2)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 799	$ 168
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	0.10%	0.10%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 269,187	$ 283,625
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (340)	$ (325)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 241,313	$ 254,750
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (111)	$ (120)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.60%	0.60%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 27,323	$ 28,269
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (166)	$ (165)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	11.40%	6.60%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 551	$ 606
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (63)	$ (40)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – corporate and commercial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 105,595	$ 104,327
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (19)	$ (15)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 102,549	$ 101,953
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (4)	$ (8)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%	0.30%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,024	$ 2,373
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (13)	$ (7)
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	9.10%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 22	$ 1
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Loans and other credit-related commitments | – financial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees
Disclosure of credit risk exposure [line items]
ECL coverage	0.30%	0.20%
Financial assets at amortised cost, category | Financial guarantees | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 18,783	$ 27,795
Financial assets at amortised cost, category | Financial guarantees | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (52)	$ (62)
Financial assets at amortised cost, category | Financial guarantees | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 16,071	$ 24,932
Financial assets at amortised cost, category | Financial guarantees | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (6)	$ (11)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.50%	1.10%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,463	$ 2,638
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (13)	$ (30)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	13.30%	9.30%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 249	$ 225
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (33)	$ (21)
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,135	$ 1,130
Financial assets at amortised cost, category | Financial guarantees | – personal | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,123	$ 1,114
Financial assets at amortised cost, category | Financial guarantees | – personal | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 11	$ 15
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 1
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – personal | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial
Disclosure of credit risk exposure [line items]
ECL coverage	0.40%	0.30%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 13,587	$ 22,355
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (50)	$ (58)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 11,547	$ 20,025
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (5)	$ (10)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.70%	1.30%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1,793	$ 2,107
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (12)	$ (28)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	13.40%	9.00%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 247	$ 223
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (33)	$ (20)
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – corporate and commercial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.10%
Financial assets at amortised cost, category | Financial guarantees | – financial | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 4,061	$ 4,310
Financial assets at amortised cost, category | Financial guarantees | – financial | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (2)	$ (4)
Financial assets at amortised cost, category | Financial guarantees | – financial | – stage 1 | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 3,401	$ 3,793
Financial assets at amortised cost, category | Financial guarantees | – financial | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Non-credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.20%	0.40%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 659	$ 516
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ (1)	$ (2)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Credit impaired
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	100.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 1	$ 1
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ (1)
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | – POCI
Disclosure of credit risk exposure [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Financial guarantees | – financial | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0